HSBC Holdings' subsidiaries, joint ventures and associates - Associates (Details)				1 Months Ended	6 Months Ended	12 Months Ended	17 Months Ended
	Dec. 31, 2020	Dec. 03, 2020	Nov. 30, 2020	Dec. 31, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 02, 2020
Bank of Communications Co., Limited
Disclosure of associates [line items]
HSBC’s interest percent	19.03%					19.03%
Barrowgate Limited
Disclosure of associates [line items]
HSBC’s interest percent						15.31%
BGF Group PLC
Disclosure of associates [line items]
HSBC’s interest percent						24.56%
Bud Financial Limited
Disclosure of associates [line items]
HSBC’s interest percent						10.82%
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited
Disclosure of associates [line items]
HSBC’s interest percent						26.00%
CFAC Payment Scheme Limited
Disclosure of associates [line items]
HSBC’s interest percent						33.33%
Chemi & Cotex (Rwanda) Limited
Disclosure of associates [line items]
HSBC’s interest percent						33.99%
Chemi & Cotex Kenya Limited
Disclosure of associates [line items]
HSBC’s interest percent						33.99%
Chemi and Cotex Industries Limited
Disclosure of associates [line items]
HSBC’s interest percent						33.99%
Contour
Disclosure of associates [line items]
HSBC’s interest percent						10.80%
Episode Six Limited
Disclosure of associates [line items]
HSBC’s interest percent						9.10%
EPS Company (Hong Kong) Limited
Disclosure of associates [line items]
HSBC’s interest percent						38.66%
EURO Secured Notes Issuer
Disclosure of associates [line items]
HSBC’s interest percent						16.66%
GZHS Research Co Ltd
Disclosure of associates [line items]
HSBC’s interest percent						20.50%
Hang Seng Qianhai Fund Management Company Limited
Disclosure of associates [line items]
HSBC’s interest percent						43.49%
HCM Holdings Limited (In Liquidation)
Disclosure of associates [line items]
HSBC’s interest percent						50.99%
HSBC Canadian Covered Bond (Legislative) GP Inc.
Disclosure of associates [line items]
HSBC’s interest percent						100.00%
HSBC Jintrust Fund Management Company Limited
Disclosure of associates [line items]
HSBC’s interest percent						49.00%
HSBC Saudi Arabia, a Saudi closed Joint Stock Company
Disclosure of associates [line items]
HSBC’s interest percent						66.18%
Jeppe Star Limited
Disclosure of associates [line items]
HSBC’s interest percent						33.99%
London Precious Metals Clearing Limited
Disclosure of associates [line items]
HSBC’s interest percent						30.00%
MENA Infrastructure Fund (GP) Ltd
Disclosure of associates [line items]
HSBC’s interest percent						33.33%
Novo Star Limited
Disclosure of associates [line items]
HSBC’s interest percent						33.99%
Quantexa Ltd
Disclosure of associates [line items]
HSBC’s interest percent						10.99%
Services Epargne Entreprise
Disclosure of associates [line items]
HSBC’s interest percent						14.18%
sino AG
Disclosure of associates [line items]
HSBC’s interest percent						24.77%
The London Gold Market Fixing Limited
Disclosure of associates [line items]
HSBC’s interest percent						25.00%
The Saudi British Bank
Disclosure of associates [line items]
HSBC’s interest percent	31.00%	31.00%	29.20%	31.00%	40.00%	30.99%	29.20%
Trade Information Network
Disclosure of associates [line items]
HSBC’s interest percent						16.67%
Vizolution Limited
Disclosure of associates [line items]
HSBC’s interest percent						17.95%
We Trade Innovation Designated Activity Company
Disclosure of associates [line items]
HSBC’s interest percent						8.52%